Net Loss Per Share - Computation of diluted net loss per share (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
TOI Parent Inc. | Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive outstanding securities which were excluded from computation of diluted net loss per share because their effect would have been anti-dilutive	23,138	10,832	23,138	10,832	14,860	9,965	2,560